PORTFOLIO OF INVESTMENTS
Voya Retirement Conservative Portfolio	as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.9%
666,013	Schwab U.S. TIPS ETF	$37,802,898	8.9

	Total Exchange-Traded Funds (Cost $35,587,013)	37,802,898	8.9

MUTUAL FUNDS: 91.0%
	Affiliated Investment Companies: 91.0%
1,172,561	Voya Emerging Markets Index Portfolio - Class I	12,851,274	3.0
1,687,000	Voya International Index Portfolio - Class I	16,616,945	3.9
1,013,502	Voya RussellTM Mid Cap Index Portfolio - Class I	12,932,287	3.1
23,472,157	Voya U.S. Bond Index Portfolio - Class I	257,489,567	60.7
5,454,669	Voya U.S. Stock Index Portfolio - Class I	86,074,671	20.3

	Total Mutual Funds (Cost $334,341,393)	385,964,744	91.0

	Total Investments in Securities (Cost $369,928,406)	$423,767,642	99.9
	Assets in Excess of Other Liabilities	228,652	0.1
	Net Assets	$423,996,294	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$37,802,898	$–	$–	$37,802,898
Mutual Funds	385,964,744	–	–	385,964,744
Total Investments, at fair value	$423,767,642	$–	$–	$423,767,642

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$1,992,187	$237,383	$(2,276,598)	$47,028	$-	$152,300	$132,554	$-
Voya Emerging Markets Index Portfolio - Class I	7,971,688	6,093,049	(1,432,018)	218,555	12,851,274	192,270	(110,117)	-
Voya Euro STOXX 50® Index Portfolio - Class I	7,981,842	907,059	(8,567,642)	(321,259)	-	514,097	1,035,764	17,274
Voya FTSE 100 Index® Portfolio - Class I	4,985,947	1,072,662	(6,705,230)	646,621	-	506,431	(830,571)	160,769
Voya International Index Portfolio - Class I	-	16,626,436	(45,069)	35,578	16,616,945	-	(86)	-
Voya Japan TOPIX Index® Portfolio - Class I	4,977,422	1,356,875	(6,178,569)	(155,728)	-	234,621	(260,250)	661,819
Voya RussellTM Mid Cap Index Portfolio - Class I	12,026,667	3,511,017	(2,587,696)	(17,701)	12,932,287	187,727	204,851	2,115,762
Voya U.S. Bond Index Portfolio - Class I	227,380,364	45,274,407	(30,198,908)	15,033,704	257,489,567	4,248,707	(52,001)	-
Voya U.S. Stock Index Portfolio - Class I	81,375,233	10,813,663	(15,808,814)	9,694,589	86,074,671	230,736	1,031,170	4,647,679
	$348,691,350	$85,892,551	$(73,800,544)	$25,181,387	$385,964,744	$6,266,889	$1,151,314	$7,603,303

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Conservative Portfolio	as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $373,364,278.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$54,736,703
Gross Unrealized Depreciation	(4,333,339)

Net Unrealized Appreciation	$50,403,364